UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY(80)

Investment Company Act file number: 811-4014

Exact name of registrant as specified in charter: MERIDIAN FUND, INC.

60 E. SIR FRANCIS DRAKE BLVD., STE. 306, LARKSPUR, CA. 94939
------------------------------------------------------------
(Address of principal executive offices)

RICHARD F. ASTER, JR.
ASTER INVESTMENT MANAGEMENT, INC.
60 E. SIR FRANCIS DRAKE BLVD., STE. 306

LARKSPUR, CA. 94939
-------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 461-8770

Date of fiscal year end: JUNE 30,

Date of reporting period: JULY 1, 2003 - JUNE 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

      (a).  The name of the issuer of the portfolio security;

      (b).  The exchange ticker symbol of the portfolio security;

      (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

      (d).  The shareholder meeting date;

      (e).  Whether the Registrant cast its vote on the matter;

      (f).  A brief identification of the matter voted on;

      (g). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (h). Whether the matter was proposed by the issuer or by a security holder;

      (i).  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MERIDIAN FUND, INC.

By (Signature and Title)*:  /S/ RICHARD F. ASTER, JR.
                            -------------------------
                            RICHARD F. ASTER, JR. , PRESIDENT AND CEO

Date: AUGUST 10 2004

* Print the name and title of each signing officer under his or her signature.

Exhibit A

Meridian Value Fund

(a) Company Name
(b) Ticker (c) CUSIP (d) Meeting Date (e) Whether vote was cast

       (f) Description of matter voted on
            (g) Vote cast
                (h)
                     i= proposed by issuer
                     s= proposed by shareholder
                (i)
                     w= vote cast with management
                     a= vote cast against management
                 	   na=vote cast- no mgmt recommendation

Haemonetics Corp
HAE 405024100 7/22/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

Tenet Healthcare Corp
THC 88033G100 7/23/2003 yes

       Election of directors
         for all i,w

       Amend articles of incorporation to provide annual election of directors for i,w

       Selection of independent public accountants for i,w

       Proposal to mandate 90% of board as independent for s,a

Mylan Laboratories, Inc.
MYL 628530107 7/25/2003 yes

       Election of directors
         for all i,w

       Increase number of authorized shares
         against i,a

       Long-term incentive plan (stock option plan) against i,a

THQ Inc.
THQI 872443403 8/12/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

       Amend stock option plan to increase number of shares and authorize grants of Performance Accelerated Restricted Stock against i,a

       Option exchange program
         against i,a

Cummins, Inc.
CUM 231021106 9/16/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

       Incentive plan (2003 stock option plan)
         against i,a

Boston Scientific Corp.
BSX 101137107 10/6/2003 yes

       Amendment to Company's 2nd restated Certificate of Incorporation for i,w

Scholastic Corp
SCHL 807066105 9/23/2003

       Election of directors
         for all i,w

Bearing Point, Inc.
BE 74002106 11/4/2003 yes

       Election of directors
         for all i,w

Zale Corp
ZLC 988858106 11/6/2003 yes

       Election of directors
         for all i,w

       2003 stock incentive plan (stock option plan) against i,a

       Approval of executive bonus plan
         for i,w

       Selection of independent public accountants for i,w

Parexel
PRXL 699462107 11/11/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants yes for i,w

Hyperion Solutions Corp
HYSL 44914M104 11/10/2003 yes

       Election of directors
         for all i,w

       Amend employee stock participation plan (stock purchase plan) to increase number of shares for i,w

       Selection of independent public accountants for i,w

Campbell Soup Co.
CPB 134429109 11/21/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

       2003 long-term incentive plan (stock option plan) against i,a

Pall Corporation
PLL 696429307 11/19/2003 yes

       Election of directors
         for all i,w

       2004 Executive incentive cash bonus plan for i,w

       Amendment to Management Stock Purchase Plan to increase number of shares available under the plan for i,w

       Amendment to Employee Stock Purchase Plan to increase the number of shares available under the plan for i,w

Yellow Corporation
YELL 985509108 12/9/2003 yes

       Issuance of new shares pursuant to plan of merger among the corporation, Yankee LLC and Roadway Corp.
         for i,w

       Amend Certificate of Incorporation to change name to Yellow Roadway Corporation for i,w

       Adjourn or postpone special meeting if there are insufficient votes at meeting to approve other two proposals for i,w

Activision, Inc.
ATVI 4930202 12/29/2003 yes

       Amend Certificate of Incorporation to increase the number of authorized shares of common stock for i,w

ADVO, Inc.
ADVO 7585102 1/23/2004 yes

       Election of Directors
         for i,w

       Amend Certificate of Incorporation to increase the number of authorized shares of common stock for i,w

       Selection of independent public accountants for i,w

Rockwell Collins
COL 774341101 2/10/2004 yes

       Election of directors
         for all i,w

       Selection of auditors
         for i,w

Sappi Limited
SPP 803069202 3/1/2004 yes

       Confirmation of appointment and re-election of directors for all i, na

       Approval to sell treasury shares to Sappi incentive scheme for i, na

       Authorization for the issuance of unissued ordinary shares for i, na

       Authorization for directors to implement above resolutions for i, na

Fomento Economico Mexicano
FMX 344419106 3/11/2004 yes



       Presentation of 2003 financial statements for i,w

       Proposed dividend for series "B" and "D" shares for i,w

       Proposed maximum to be used for share repurchase in 2004 for i,w

       Appointment of series "B" directors and series "D" directors for i,w

       Appointment of board of directors into three sub-committees for i,w

       Appointment of individuals to formalize resolutions for i,w

       Approval of minutes for the meetings
         for i,w

Credence Systems Corp
CMOS 225302108 3/23/2004 yes

       Election of Directors
         for all i,w

       Appointment of Ernst & Young LLP as independent auditors for i,w

Coherent, INC.
COHR 192479103 3/25/2004 yes

       Election of Directors
         for all i,w

       Amendment of stock plan to increase number reserved for issuance against i,a

       Amend stock plan to provide for the grant of appreciation rights, performance shares and units, deferred stock, and options against i,a

       Appointment of Deloitte & Touche as independent accountants for i,w

Cummins Inc.
CMI 231021106 4/6/2004 yes

       Election of Directors
         for all i,w

       Appointment of Pricewaterhousecoopers as auditors for i,w

Sun Trust Banks, Inc
STI 867914103 4/20/2004 yes

       Election of directors
         for all i,w

       Appointment of Pricewaterhousecoopers as independent auditors for i,w

       Approve 2004 stock plan
         against i,a

Whirlpool Corp.
WHR 963320106 4/20/2004 yes

       Election of directors
         for all i,w

       Renewal of performance plan
         for i,w

Burlington Resources Inc.
BR 122014103 4/21/2004 yes

       Election of directors
         for all i,w

       Approval to increase number of common stock shares to 650mm against i,a

       Appoint Pricewaterhousecoopers as independent auditor for i,w

Burlington Northern Santa Fe Corp
BNI 12189t104 4/21/2004 yes



       Election of directors
         for all i,w

       Approval of amended stock incentive plan against i,a

       Appoint Pricewaterhousecoopers as independent auditor for i,w

Arch Coal Inc.
ACI 039380100 4/22/2004 yes

       Election of directors
         for all i,w

Tellabs, Inc.
TLAB 879664100 4/22/2004 yes

       Election of directors
         for all i,w

       Approval of 2004 incentive plan
         against i,a

       Appointment of Ernst & Young LLP as auditors for i,w

AGCO Corp
AG 001084102 4/22/2004 yes

       Election of directors
         for all i,w

       Stockholder proposal regarding environmental sustainability reporting against s,w

Crane Co.
CR 224399105 4/26/2004 yes

       Election of directors
         for all i,w

       Approval of Deloitte & Touche as independent auditor for i,w

       Approval of 2004 stock incentive plan
         against i,a

       Approval of corporate EVA incentive plan against i,a

       Shareholder proposal regarding Macbride Principals against s,w

Symbol Technologies Inc
SBL 871508107 4/26/2004 yes

       Election of directors
         for all i,w

       Amendment of executive bonus plan
         for i,w

       2004 equity incentive award plan
         against i,a

       Appointment of Ernst & Young LLP as auditors for i,w

Newmont Mining Corp
NEM 651639106 4/28/2004 yes

       Election of directors
         for all i,w

       Appoint Pricewaterhousecoopers as independent auditor for i,w

       Shareholder proposal regarding "poison pill" against s,w

Agrium Inc.
AGU 008916108 4/28/2004 yes

       Election of directors
         for all i,w

       Appointment of KPMG LLP as auditors
         for i,w

       Amendment to stock option plan
         for i,w

       Approve the 2004 shareholder rights plan for i,w

Kimberly Clark Corp
KMB 494368103 4/29/2004 yes

       Election of directors
         for all i,w

       Approval of amendments to equity participation plan against i,a

       Approval of auditors Deloitte & Touche
         for i,w

       Stockholder proposal regarding the Corporation's rights against s,w

Astrazeneca PLC
AZN 046353108 4/29/2004 yes

       Election of directors
         for all i,w

       To receive the directors' reports and accounts for i,w

       To confirm dividends
         for i,w

       Appointment of KPMG Audit PLC as auditors for i,w

       To authorize the directors to agree the remuneration of the auditor for i,w

       To approve the directors' remuneration report abstain i,a

       To adopt new articles of association
         for i,w

       To authorize limited EU political donations against i,a

       To authorize the directors to allot unissued shares against i,a

       To authorize the directors to dis-apply pre-emption rights against i,a

       To authorize the company to purchase its own shares against i,a

       To authorize increase of cap on non-executive directors' remuneration against i,a

Furniture Brands Intl., Inc.
FBN 360921100 4/29/2004 yes

       Election of directors
         for all i,w

Valero Energy Corp.
VLO 91913y100 4/29/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as auditors
         for i,w

       Climate change resolution (shareholder proposal) for s,a

ServiceMaster Co.
SVM 81760n109 4/30/2004 yes

       Election of directors
         for all i,w

       Approve the 2004 employee stock purchase plan for i,w

       Appointment of Deloitte & Touche as auditors for i,w

       Shareholder proposal regarding rights agreement("poison pill") against s,w

Boyd Gaming Corp.
BYD 103304101 4/30/2004 yes

       Election of directors
         for all i,w

       Approve issuance of shares of common stock in connection with merger of Coast Casinos Inc for i,w

       Appointment of Deloitte & Touche as auditors for i,w

       Approve amendment of 2002 stock incentive plan to increase shares against i,a

Bristol-Myers Squibb
BMY 110122108 5/4/2004 yes

       Election of directors
         for all i,w

       Appointment of independent auditors
         for i,w

       Publication of political contributions
         for s,a

       Prohibition of political contributions
         for s,a

       Separation of Chairman and CEO positions against s,w

       HIV/AIDS-TB-Malaria financial impact report against s,w

       Director vote threshold, requiring majority vote for s,a

Waters Corp.
WAT 941848103 5/4/2004 yes

       Election of directors
         for all i,w

       Selection of Pricewaterhousecoopers as independent auditor for i,w

       To act upon any additional matters that come before the meeting for i,w

Packaging Corp
PKG 695156109 5/4/2004 yes

       Election of directors
         for all i,w

       Appointment of Ernst & Young LLP as auditors for i,w

Skywest, Inc.
SKYW 830879102 5/4/2004 yes

       Election of directors
         for all i,w

       Appointment of Ernst & Young LLP as auditors for i,w

Raytheon
RTN 755111507 5/5/2004 yes

       Election of directors
         for all i,w

       Ratification of independent auditors
         for i,w

       Ethical criteria for military contracts
         for s,a

       Shareholder rights plan regarding "poison pill" against s,w

       Annual election of entire board of directors for s,a

       MacBride Principles for Northern Ireland against s,w

       Expensing cost of all stock options in annual income statement for s,a

       Shareholder approval for extraordinary pension benefits under SERP against s,w

       Shareholder proposal for executive compensation program for s,a

Nationwide Financial Services, Inc
NFS 638612101 5/5/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as auditors
         for i,w

       Approval of amended 1996 long-term equity compensation plan against i,a

       Approval of amended stock retainer plan for non-employee directors against i,a

Safeco Corp
SAFC 786429100 5/5/2004 yes

       Election of directors
         for all i,w

       Appointment of Ernst & Young LLP as auditors for i,w

       Shareholder proposal for executive compensation program for s,a

Celestica Inc.
CLS 15101q108 5/5/2004 yes

       Election of directors
         for all i,w

       Appointment of KPMG LLP as auditors
         for i,w

Hearst-Argyle Television
HTV 422317107 5/5/2004 yes

       Election of directors
         for all i,w

       Approval of incentive compensation plan
         against i,a

       Ratification of independent auditors
         for i,w

       Any other matter that comes before the meeting for i,w

Legget & Platt, Inc.
LEG 524660107 5/5/2004 no

       Election of directors
         received proxy on 5/14/04

       Ratification of Pricewaterhousecoopers as independent auditors received proxy on 5/14/04

       Approve amendment to 1989 discount stock plan received proxy on 5/14/04

       Approve 2004 key officers incentive plan received proxy on 5/14/04


Newfield Exploratin Co.
NFX 651290108 5/6/2004 yes

       Election of directors
         for all i,w

       Approval of the 2004 omnibus stock plan
         against i,a

       Amendment to increase authorized shares from 100mm to 200mm for i,w

       Ratification of independent accountants
         for i,w

Echostar Communications
DISH 278762109 5/6/2004 yes

       Election of directors
         for all i,w

       Ratification of independent auditors
         for i,w

       Transact any business that comes before the meeting for i,w

Mettler-Toledo Int'l, Inc.
MTD 592688105 5/6/2004 yes

       Election of directors
         for all i,w

       Approval of independent auditors
         for i,w

       Approval of 2004 equity incentive plan
         against i,a

Eastman Chemical Co.
EMN 277432100 5/6/2004 yes

       Election of directors
         for all i,w

       Ratification of independent auditors
         for i,w

       Stockholder proposal for restricted shares in lieu of stock options for executive stock-based compensation against s,w



Healthcare Realty Trust
HR 421946104 5/11/2004 yes

       Election of directors
         for all i,w

Valassis Communications
VCI 918866104 5/11/2004 yes

       Election of directors
         for all i,w

       Ratification of Deloitte & Touche as auditors for i,w

Eastman Kodak Co
EK 277461109 5/12/2004 yes

       Election of directors
         for all i,w

       Ratification of independent accountants
         for i,w

       Approval of performance goals for 2000 long-term compensation plan against i,a

       Shareholder proposal for adoption of chemical policy against s,w

       Shareholder proposal for limits on compensation of certain executives against s,w

Too, Inc.
TOO 890333107 5/13/2004 yes

       Election of directors
         for all i,w

       Re-approve incentive compensation performance plan against i,a

Waste Management Inc.
WMI 94106L109 5/14/2004 yes

       Election of directors
         for all i,w

       Ratification of Ernst & Young LLP as independent auditors for i,w

       Approve 2004 stock incentive plan
         against i,a

       Approve 2005 annual incentive plan
         for i,w

Office Depot, Inc.
ODP 676220106 5/14/2004 yes

       Election of directors
         for all i,w

       Increase long-term equity incentive plan by 15 million shares against i,a

       Ratification of Deloitte & Touche as auditors for i,w

Omnicare, Inc.
OCR 681904108 5/18/2004 yes

       Election of directors
         for all i,w

       Approve 2004 stock and incentive plan
         against i,a

       Ratify selection of independent accountants for i,w

Citizens Communications
CZN 17453B101 5/18/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as independent accountants for i,w

       Stockholder proposal requiring stockholder approval of future severance agreements with senior executives against s,w

National Oilwell, Inc.
NOI 637071101 5/19/2004 yes

       Election of directors
         for all i,w

Host Marriott Corp
HMT 44107P104 5/20/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as independent accountants for i,w

       Proposal to de-classify the board of directors for i,w

Storage Technology Corp
STK 862111200 5/20/2004 yes

       Election of directors
         for all i,w

       Approval of 2004 long-term incentive plan against i,a

       Approval of 2004 performance based incentive plan for i,w

       Stockholder proposal regarding cumulative voting for the elections of directors against s,w

McDonald's Corp
MCD 580135101 5/20/2004 yes

       Election of directors
         for all i,w

       Approval of auditors
         for i,w

       Approval of amended 2001 omnibus stock ownership plan against i,a

       Approval of 2004 cash incentive plan
         for i,w

Time Warner Inc.
TWX 887317105 5/21/2004 yes

       Election of directors
         for all i,w

       Ratification of auditors
         for i,w

       Stockholder proposal for China business principles against s,w

       Stockholder proposal for report on pay disparity against s,w

Davita Inc
DVA 23918K108 5/24/2004 yes

       Election of directors
         for all i,w

Royal Caribbean Cruises
RCL V7780T103 5/25/2004 yes

       Election of directors
         for all i,w

       Approval of amended 2000 stock award plan against i,a

       Ratification of Pricewaterhousecoopers LLP as independent auditor for i,w

Serono S.A.
SRA 81752M101 5/25/2004 yes

       Approval of the annual report, accounts, auditor's reports for i, w

       Distribution of profits in the2003 balance sheet and dividend proposal for i, w

       Conditional capital for option and/or convertible loans against i,a

       Conditional capital for a stock option plan against i,a

       Creation of new authorized capital
         against i, a

       Timeline for requesting the inclusion of an item on the agenda for i,w

       Discharge to the board of directors and management abstain i,a

       Election of directors
         for all i, w

       Elect Pricewaterhousecoopers as auditors for i,w

       Elect Ernst & Young as special auditors
         for i,w

Synopsis, Inc.
SNPS 871607107 5/26/2004 yes

       Election of directors
         for all i,w

       Amend 1994 non-employee directors stock option plan against i,a

       Ratification of KPMG LLP as independent auditor for i,w

Annaly Mortgage Mgmt
NLY 035710409 5/27/2004 yes

       Election of directors
         for all i,w

       Approve agreement and plan of merger with Fidac for i,w

       Ratification of Deloitte & Touche LLP as independent auditor for i,w

Networks Associates, Inc.
NET 640938106 5/27/2004 yes

       Election of directors
         for all i,w

       Amendment to the 1997 stock incentive plan prohibiting repricing for i,w

       Ratification of Deloitte & Touche LLP as independent auditor for i,w

Verisign Inc
VRSN 92343E102 5/27/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as independent auditor for i,w

HCA Inc.
HCA 404119109 5/27/2004 yes

       Election of directors
         for all i,w

       Ratification of Ernst & Young LLP as independent auditor for i,w

       Approve the amended management stock purchase plan against i,a

The Talbots Inc.
TLB 874161102 5/27/2004 yes

       Election of directors
         for all i,w

       Ratification of Deloitte & Touche LLP as independent auditor for i,w

Lamar Advertising Inc.
LAMR 512815101 5/27/2004 yes

       Election of directors
         for all i,w

       Amend the 1996 equity incentive plan to increase number of shares against i,a

Credence Systems Corp
CMOS 225302108 5/27/2004 yes

       Approve merger with Cataline Corp and NPTest Holding Corp for i,w

General Motors Corp
GM 370442105 6/2/2004 yes

       Election of directors
         for all i,w

       Ratification of independent accountant
         for i,w

       Stockholder proposal for no future options and no repricing of options for s,a

       Stockholder proposal to eliminate options, SAR's, and severance against s,w

       Stockholder proposal requiring an independent director be chairman against s,w

       Stockholder proposal to amend director independence standard against s,w

       Stockholder proposal for greenhouse emissions report against s,w

       Stockholder proposal for shareholder vote on future "golden parachutes" for s,a

       Stockholder proposal requiring executives hold 50% of option shares for entire tenure against s,a

Electronics for Imaging
EFII 286082102 6/3/2004 yes

       Election of directors
         for all i,w

       Approve the 2004 equity incentive plan
         against i,a

American Power
APCC 029066107 6/10/2004 yes

Conversion Corp

       Election of directors
         for all i,w

       Fix the number of directors at eight
         for i,w

       Approve the 2004 long-term incentive plan against i,a

       Ratify appointment of independent auditors for i,w

Cadence Design Systems
CDN 127387108 6/15/2004 yes

       Election of directors
         for all i,w

       Amendment of the 1987 stock option plan
         for i,w

       Amendment of the employee stock purchase plan for i, w

       Ratify KPMG LLP as independent auditors
         for i,w

American Eagle Outfitters
AEOS 02553E106 6/22/2004 yes

       Election of directors
         for all i,w

       Stockholder proposal to expense stock options for s,a

       Stockholder proposal to adopt human rights standards against s,w

American Greetings Corp
AM 026375105 6/25/2004 yes

       Election of directors
         for all i,w

       Increase number of common shares under 1997 equity incentive plan against i,a

The Men's Wearhouse, Inc.
MW 587118100 6/30/2004 yes

       Election of directors
         for all i,w

       Adopt the 2004 long-term incentive plan
         against i,a

       Amend 1996 long-term incentive plan
         against i,a

       Amend 1992 non-employee director stock option plan against i,a

       Shareholder proposal to adopt international code of conduct against s,w

       Shareholder proposal requiring a 2/3 independent board of directors for s,a

Meridian Growth Fund

(a) Company Name
(b) Ticker (c) CUSIP (d) Meeting Date (e) Whether vote was cast

       (f) Description of matter voted on
            (g) Vote cast
                (h)
                     i= proposed by issuer
                     s= proposed by shareholder
                (i)
                     w= vote cast with management
                     a= vote cast against management
                	   na=vote cast- no mgmt recommendation

Andrew Corporation
ANDW 34425108 7/15/2003 yes

       Issuance of preferred and common shares of Andrew Corp. stock to effect merger of Allen Telecom, Inc. with Adriondacks, LLC, a wholly owned subsidiary of Andrew Corp.
         for i,w

       Amend certificate of incorporation to authorize new shares of preferred stock
	   for i,w

       Amend certificate of incorporation to increase board from 11 to 13 for i,w

       Approve adjournments or postponements of meeting if there are not sufficient votes to approve the above proposals for i,w



Tenet Healthcare Corporation
THC 88033G100 7/23/2003 yes

       Election of directors
         for all i,w

       Amend articles of incorporation to provide annual election of directors for i,w

       Selection of independent public accountants for i,w

       Proposal to mandate 90% of board as independent for s,a

Kemet Corporation
KEM 488360108 7/23/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

Tektronix, Inc.
TEK 879131100 9/25/2003 yes

       Election of directors
         for all i,w

       Proposal limiting doing business with China against s,w

Herman Miller, Inc.
MLHR 600544100 9/29/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

Paychex, Inc.
PAYX 704326107 10/2/2003 yes

       Election of directors
         for all i,w

Ruby Tuesday, Inc.
RI 781182100 10/7/2003 yes

       Election of directors
         for all i,w

       2003 stock incentive plan (stock option plan) against i,a

       Board review of impact of genetically engineered ingredients against s,w

Regis Corporation
RGS 758932107 10/30/2003 yes

       Election of directors
         for all i,w

Dionex Corporation
DNEX 254546104 10/24/2003 yes

       Election of directors
         for all i,w

       Employee stock participation plan (stock purchase plan) against i,a

       Selection of independent public accountants for i,w

Ethan Allen Interiors, Inc.
ETH 297602104 11/17/2003 yes

       Election of directors
         for all i,w

       Selection of independent public accountants for i,w

DeVry, Inc.
DV 251893103 11/18/2003 yes

       Election of directors
         for all i,w

       2003 stock incentive plan (stock option plan) against i,a

       Selection of independent public accountants for i,w

Andrew Corporation
ANDW 34425108 2/10/2004 yes

       Election of directors
         for all i,w

       Amend employee stock purchase plan to increase number of shares for i,w

       Selection of independent public auditors for i,w

T. Rowe Price Group, Inc.
TROW 74144T108 4/8/2004 yes

       Election of directors
         for all i,w

       Appointment of KPMG LLP as independent accountant for 2004 for i,w

       Approval of 2004 stock incentive plan, amend 2001 plan against i,a

       Authorization for proxies to vote on any additional matters that arise against i,a

Tellabs, Inc.
TLAB 879664100 4/22/2004 yes

       Election of directors
         for all i,w

       Approval of 2004 incentive plan
         against i,a

       Appointment of Ernst & Young LLP as auditors for i,w

Silicon Valley Bancshares
SIVB 827064106 4/22/2004 yes

       Election of directors
         for all i,w

       Approval of additional stock to 1997 equity incentive plan against i,a

       Appointment of KPMG LLP as auditors
         for i,w

Symbol Technologies Inc
SBL 871508107 4/26/2004 yes

       Election of directors
         for all i,w

       Amendment of executive bonus plan
         for i,w

       2004 equity incentive award plan
         against i,a

       Appointment of Ernst & Young LLP as auditors for i,w

UCBH Holdings Inc.
UCBH 90262T308 4/29/2004 yes

       Election of directors
         for all i,w

       Approval of amendment to company's certificate of incorporation for i,w

       Appoint Pricewaterhousecoopers as auditor for i,w

Expeditors Int'l of Washington Inc.
EXPD 302130109 5/5/2004 yes

       Election of directors
         for all i,w

American Tower Corp
AMT 029912201 5/6/2004 yes

       Election of directors
         for all i,w

       Ratification of independent auditors
         for i,w

Filenet Corp
FILE 316869106 5/7/2004 yes

       Election of directors
         for all i,w

       Approve amended 2002 incentive plan
         against i,a

       Ratification of independent accountants
         for i,w

Republic Services, Inc.
RSG 760759100 5/11/2004 yes

       Election of directors
         for all i,w

       Adjournment of meeting if sufficient vote number is not reached to elect directors for i,w

Advent Software, Inc.
ADVS 007974108 5/12/2004 yes

       Election of directors
         for all i,w

       Approve 2004 director option plan
         against i,a

       Approve amended 2002 stock plan
         against i,a

       Ratification of Pricewaterhousecoopers as independent auditors for i,w

Weight Watchers Int'l, Inc.
WTW 948626106 5/12/2004 yes

       Election of directors
         for all i,w

       Ratification of Pricewaterhousecoopers as independent auditors for i,w

       Approve 2004 stock incentive plan
         against i,a

Mercury General Corp
MCY 589400100 5/12/2004 yes

       Election of directors
         for all i,w

Laboratory Corp. of America
LH 50540R409 5/12/2004 yes

       Election of directors
         for all i,w

       Approval of amendment to 1997 employee stock purchase plan for i,w

       Ratification of Pricewaterhousecoopers as independent auditors for i,w

Vishay Intertechnology, Inc.
VSH 928298108 5/12/2004 yes

       Election of directors
         for all i,w

       Ratification of Ernst & Young LLP as independent auditors for i,w

       Approval of amended cash bonus plan
         for i,w

       Approval of senior executive phantom stock plan against i,a

Applebee's Int'l, Inc.
APPB 037899101 5/13/2004 yes

       Election of directors
         for all i,w

       Approve amended 1995 equity incentive plan against i,a

       Approve executive nonqualified stock purchase plan for i,w

       Ratification of Deloitte & Touche as auditors for i,w

       Shareholder proposal for report on genetically engineered food against s,w

Getty Images, Inc.
GYI 374276103 5/17/2004 yes

       Election of directors
         for all i,w

       Ratification of Pricewaterhousecoopers as independent auditors for i,w

Tuesday Morning Corp
TUES 899035505 5/18/2004 yes

       Election of directors
         for all i,w

       Approval of 2004 long-term equity incentive plan against i,a

Province Healthcare Co
PRV 743977100 5/18/2004 yes

       Election of directors
         for all i,w

       Ratification of Ernst & Young LLP as independent auditors for i,w

EGL, Inc.
EAGL 268484102 5/18/2004 yes

       Election of directors
         for all i,w

       Ratification of Pricewaterhousecoopers LLP as independent auditors for i,w

United Rentals, Inc.
URI 911363109 5/20/2004 yes

       Election of directors
         for all i,w

       Approval of annual incentive plan
         for i,w

       Approval of long term incentive plan
         for i,w

       Ratification of appointment of independent auditors for i,w

       Stockholder proposal concerning board independence for s,a

       Stockholder proposal concerning future severance agreements against s,w

Ross Stores, Inc.
ROST 778296103 5/20/2004 yes

       Election of directors
         for all i,w

       Approve 2004 equity incentive plan
         against i,a

       Increase number of authorized shares of common stock to 600M against i,a

       Ratification of Deloitte & Touche LLP as independent accountants for i,w

Host Marriott Corp
HMT 44107P104 5/20/2004 yes

       Election of directors
         for all i,w

       Ratification of KPMG LLP as independent accountants for i,w

       Proposal to de-classify the board of directors for i,w

Davita Inc
DVA 23918K108 5/24/2004 yes

       Election of directors
         for all i,w

Granite Construction Inc.
GVA 387328107 5/24/2004 yes

       Election of directors
         for all i,w

       Approve amended 1999 equity incentive plan against i,a

       Stockholder proposal requiring chairman of the board be an independent director who has not served as CEO of Granite against s,w

       Ratification of Pricewaterhousecoopers LLPas independent auditor for i,w

Fossil, Inc.
FOSL 349882100 5/26/2004 yes

       Election of directors
         for all i,w

       Amend 1993 long-term incentive plan
         against i,a

Synopsis, Inc.
SNPS 871607107 5/26/2004 yes

       Election of directors
         for all i,w

       Amend 1994 non-employee directors stock option plan against i,a

       Ratification of KPMG LLPas independent auditor for i,w

Zebra Technologies Corp
ZBRA 989207105 6/3/2004 yes

       Election of directors
         for all i,w

       Amend the certificate of incorporation to increase authorized shares for i,w

       Ratify KPMG LLP as independent auditors
         for i,w

       Stockholder proposal regarding charter of the nominating committee against s,w

American Power Conversion Corp
APCC 029066107 6/10/2004 yes

       Election of directors
         for all i,w

       Fix the number of directors at eight
         for i,w

       Approve the 2004 long-term incentive plan against i,a

       Ratify appointment of independent auditors for i,w

Lifepoint Hospitals, Inc
LPNT 53219L109 6/15/2004 yes

       Election of directors
         for all i,w

       Amend the 1998 long-term incentive plan
         against i, a

       Amend the outside directors stock and incentive compensation plan against i, a

       Approve the executive performance incentive plan for i, w

       Ratification of Ernst & Young LLP as independent auditor for i,w

Dollar Tree Stores, Inc.
DLTR 256747106 6/17/2004 yes

       Election of directors
         for all i,w

       Amendment to bylaws
         for i,w

       Amendment to 2003 equity incentive plan
         against i,a

       Approve the 2004 executive officer equity plan against i,a

       Approve the 2004 executive officer cash bonus plan for i,w

Autodesk, Inc.
ADSK 052769106 6/17/2004 yes

       Election of directors
         for all i,w

       Ratification of Ernst & Young LLP as independent auditor for i,w

       Stockholder proposal requiring executives to hold stock options for s,a

Claire's Stores Inc.
CLE 179584107 6/23/2004 yes

       Election of directors
         for all i,w

       Shareholder proposal to implement the "Macbride Principles" against s,w

A.G. Edwards, Inc
AGE 281760108 6/24/2004 yes

       Election of directors
         for all i,w

       Approve 2004 executive performance plan
         against i,a

       Ratification of Deloitte & Touche LLP as independent auditor for i,w

The Men's Wearhouse, Inc.
MW 587118100 6/30/2004 yes

       Election of directors
         for all i,w

       Adopt the 2004 long-term incentive plan
         against i,a

       Amend 1996 long-term incentive plan
         against i,a

       Amend 1992 non-employee director stock option plan against i,a

       Shareholder proposal to adopt international code of conduct against s,w

       Shareholder proposal requiring a 2/3 independent board of directors for s,a